     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04919
__________________________________________

UBS Series Trust

_______________________________________________________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
_______________________________________________________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments – March 31, 2009 (unaudited)

Common stocks—76.03%
	Number of
Security description	shares	Value ($)

Air freight & logistics—1.47%
FedEx Corp.	3,900	173,511

Auto components—1.73%
BorgWarner, Inc.	5,300	107,590

Johnson Controls, Inc.	8,000	96,000

		203,590

Beverages—1.96%
PepsiCo, Inc.	4,500	231,660

Biotechnology—2.59%
Amgen, Inc.*	2,800	138,656

Genzyme Corp.*	2,800	166,292

		304,948

Capital markets—2.89%
Morgan Stanley	7,400	168,498

The Bank of New York Mellon Corp.	6,100	172,325

		340,823

Chemicals—0.48%
Celanese Corp., Series A	4,200	56,154

Commercial banks—0.99%
City National Corp.	1,500	50,655

Wells Fargo & Co.	4,600	65,504

		116,159

Computers & peripherals—2.82%
Apple, Inc.*	2,500	262,800

Seagate Technology	11,600	69,716

		332,516

Consumer finance—0.58%
Discover Financial Services	10,850	68,464

Diversified telecommunication services—1.58%
AT&T, Inc.	7,400	186,480

Electric utilities—2.84%
American Electric Power Co., Inc.	3,600	90,936

Exelon Corp.	4,600	208,794

Pepco Holdings, Inc.	2,800	34,944

		334,674

Energy equipment & services—2.37%
Baker Hughes, Inc.	4,700	134,185

Halliburton Co.	9,400	145,418

		279,603

Food & staples retailing—0.66%
Sysco Corp.	3,400	77,520

	Number of
Security description	shares	Value ($)

Health care equipment & supplies—3.07%
Covidien Ltd.	5,600	186,144

Medtronic, Inc.	4,000	117,880

Zimmer Holdings, Inc.*	1,600	58,400

		362,424

Health care providers & services—1.56%
DaVita, Inc.*	800	35,160

Medco Health Solutions, Inc.*	3,600	148,824

		183,984

Hotels, restaurants & leisure—2.21%
Carnival Corp.	5,900	127,440

Starbucks Corp.*	12,000	133,320

		260,760

Household durables—0.67%
Fortune Brands, Inc.	3,200	78,560

Independent power producers & energy traders—0.12%
Dynegy, Inc., Class A*	10,200	14,382

Industrial conglomerates—1.70%
General Electric Co.	19,800	200,178

Insurance—2.34%
ACE Ltd.	3,500	141,400

AFLAC, Inc.	2,100	40,656

MetLife, Inc.	2,200	50,094

Principal Financial Group, Inc.	5,400	44,172

		276,322

Life sciences tools & services—1.34%
Millipore Corp.*	1,600	91,856

Pharmaceutical Product Development, Inc.	2,000	47,440

Waters Corp.*	500	18,475

		157,771

Machinery—3.77%
Illinois Tool Works, Inc.	6,700	206,695

PACCAR, Inc.	6,150	158,424

Pall Corp.	3,900	79,677

		444,796

Media—4.48%
Comcast Corp., Class A	18,700	255,068

Interpublic Group of Cos., Inc.*	18,800	77,456

Omnicom Group, Inc.	4,200	98,280

Viacom, Inc., Class B*	5,600	97,328

		528,132

Metals & mining—0.50%
Alcoa, Inc.	8,000	58,720

UBS Series Trust - U.S. Allocation Portfolio
Schedule of investments – March 31, 2009 (unaudited)

Common stocks—(concluded)
	Number of
Security description	shares	Value ($)

Multi-utilities—1.37%
Sempra Energy	3,500	161,840

Multiline retail—1.70%
J.C. Penney Co., Inc.	5,400	108,378

Macy’s, Inc.	10,300	91,670

		200,048

Oil, gas & consumable fuels—8.85%
Anadarko Petroleum Corp.	4,400	171,116

Chevron Corp.	2,700	181,548

EOG Resources, Inc.	1,200	65,712

Hess Corp.	2,800	151,760

Marathon Oil Corp.	5,000	131,450

Peabody Energy Corp.	5,700	142,728

Ultra Petroleum Corp.*	4,000	143,560

Williams Cos., Inc.	4,900	55,762

		1,043,636

Pharmaceuticals—5.23%
Allergan, Inc.	4,600	219,696

Johnson & Johnson	4,300	226,180

Pfizer, Inc.	12,500	170,250

		616,126

Road & rail—1.56%
Burlington Northern Santa Fe Corp.	1,700	102,255

Ryder System, Inc.	2,900	82,099

		184,354

Semiconductors & semiconductor equipment—6.67%
Broadcom Corp., Class A*	8,600	171,828

Intel Corp.	24,000	361,200

Intersil Corp., Class A	4,600	52,900

KLA-Tencor Corp.	3,100	62,000

Marvell Technology Group Ltd.*	10,400	95,264

National Semiconductor Corp.	4,200	43,134

		786,326

	Number of
Security description	shares	Value ($)

Software—4.68%
Intuit, Inc.*	5,900	159,300

Microsoft Corp.	13,500	247,995

VMware, Inc., Class A*	6,100	144,082

		551,377

Textiles, apparel & luxury goods—0.41%
Coach, Inc.*	2,900	48,430

Wireless telecommunication services—0.84%
Sprint Nextel Corp.*	27,588	98,489

Total common stocks (cost—$12,600,454)		8,962,757

	Face
	amount ($)

US government obligations—6.33%
US Treasury Bonds
4.500%, due 05/15/38	45,000	52,538

US Treasury Notes
0.875%, due 02/28/11	285,000	285,544

1.750%, due 01/31/14	370,000	372,516

2.750%, due 02/15/19	35,000	35,191

Total US government obligations (cost—$742,186)		745,789

	Number of
	shares

Investment companies1,*—14.80%
UBS High Yield Relationship Fund	62,366	1,015,463

UBS U.S. Small Cap Equity Relationship Fund	28,613	729,382

Total investment companies (cost—$2,260,660)		1,744,845

	Face
	amount ($)

Repurchase agreement—2.61%
Repurchase agreement dated 03/31/09 with State Street Bank & Trust Co., 0.010% due 04/01/09, collateralized by $150,542 Federal Home Loan Bank obligations, 4.375% due 09/17/10 and $155,514 US Treasury Bills, zero coupon due 07/02/09 to 07/16/09; (value—$313,144); proceeds: $307,000 (cost—$307,000)	307,000	307,000

Total investments (cost—$15,910,300)[2]—99.77%		11,760,391

Other assets in excess of liabilities—0.23%		27,662

Net assets—100.00%		11,788,053

Aggregate cost for federal income tax purposes, which was substantially the same for book purpose, was $15,910,300; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$147,303
Gross unrealized depreciation	(4,297,212)

Net unrealized depreciation	$(4,149,909)

* Non-income producing security.
[1] The table below details the Portfolio’s transaction activity in affiliated issuers for the three months ended March 31, 2009.

	Value at	Purchases during the three months ended	Sales during the three months ended	Net realized loss for the three months ended	Net unrealized gain (loss) for the three months ended	Value at	Net income earned from affiliate for the three months ended
Security description	12/31/08 ($)	03/31/09 ($)	03/31/09 ($)	03/31/09 ($)	03/31/09 ($)	03/31/09 ($)	03/31/09 ($)

UBS High Yield Relationship Fund	1,493,966	—	450,000	(129,385)	100,882	1,015,463	—

UBS U.S. Small Cap Equity Relationship Fund	980,618	—	150,000	(89,454)	(11,782)	729,382	—

[2]	The Portfolio calculates net asset values based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; the value of actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

On January 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 – Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments:

Quoted prices in
active markets for
	identical	Significant other	Unobservable
	investments	observable inputs	inputs
Description	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Investments, at value	8,962,757	2,797,634	—	11,760,391

The following is a roll forward of the Portfolio’s investments that were valued using unobservable inputs (Level 3) during the three months ended March 31, 2009:
Investments, at value ($)

Beginning balance at 12/31/08	70,370

Net purchases/(sales)	(46,592)

Accrued discounts/(premiums)	(186)

Total realized gain/(loss)	(249,823)

Net change in unrealized appreciation/(depreciation)	226,231

Net transfers in/(out) of Level 3	—

Ending balance at 03/31/09	—

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	93.5

Bermuda	2.4

Canada	1.2

Switzerland	1.2

Panama	1.1

Cayman Islands	0.6

Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated December 31, 2008.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 29, 2009